UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22322

GLOBAL REAL ESTATE INVESTMENTS FUND
 (Exact name of registrant as specified in charter)

10901 West Toller Drive, Suite 304
Littleton, CO 80127
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(866) 622-3864
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

GLOBAL REAL ESTATE INVESTMENTS FUND
Schedule of Investments - September 30, 2010 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Asia-Pacific - 32.0%
Australia - 11.3%
CFS Retail Property Trust	14,000	$25,643
Commonwealth Property Office Fund	56,000	49,796
Dexus Property Group	48,000	39,667
Stockland	14,000	51,961
Westfield Group	13,000	154,049
		321,116
China - 10.6%
Champion REIT	90,000	46,398
China Overseas Land & Investment Ltd.	18,700	39,575
China Resources Land Ltd.	19,000	38,642
Hang Lung Properties Ltd.	12,270	59,935
Henderson Land Development Co. Ltd.	4,000	28,484
The Link REIT	10,000	29,644
Sino Land Co. Ltd.	4,000	8,280
Sun Hung Kai Properties Ltd.	2,950	50,948
		301,906
Japan - 4.2%
Mitsubishi Estate Co. Ltd.	3,000	48,802
Mitsui Fudosan Co. Ltd.	3,000	50,599
Sumitomo Realty & Development Co. Ltd.	1,000	20,664
		120,065
Singapore - 5.9%
Ascendas Real Estate Investment Trust	22,960	38,235
CapitaCommercial Trust	41,000	46,141
CapitaMall Trust	23,840	38,975
Suntec Real Estate Investment Trust	40,000	45,928
		169,279
Total Asia-Pacific (Cost $855,440)		912,366

Europe - 14.9%
France - 8.0%
Fonciere Des Regions	500	53,283
ICADE	500	52,526
Unibail-Rodamco S.E.^	550	121,953
		227,762
Netherlands - 3.8%
Corio NV	500	34,184
VastNed Offices Industrial NV	3,300	54,435
VastNed Retail NV	300	20,418
		109,037
United Kingdom - 3.1%
British Land Co. PLC	3,400	24,836
Great Portland Estates PLC	5,000	26,807
Hammerson PLC	3,000	18,582
Segro PLC	4,000	17,154
		87,379
Total Europe (Cost $418,011)		424,178

North America - 40.4%
United States - 40.4%
AMB Property Corporation	600	15,882
Alexandria Real Estate Equities, Inc.	2,200	154,000
American Campus Communities, Inc.	400	12,176
Associated Estates Realty Corporation	4,000	55,920
AvalonBay Communities, Inc.	200	20,786
Biomed Realty Trust, Inc.	3,000	53,760
Boston Properties, Inc.	400	33,248
Cogdell Spencer Inc.	6,000	37,920
CommonWealth REIT	2,000	51,200
Coresite Realty Corporation^	6,000	98,340
Corporate Office Properties Trust SBI MD	1,800	67,158
Digital Realty Trust, Inc.	600	37,020
Duke Realty Corp.	1,500	17,385
DuPont Fabros Technology Inc.	800	20,120
EastGroup Properties, Inc.	2,500	93,450
FelCor Lodging Trust, Inc.^	6,000	27,600
HCP, Inc.	300	10,794
Hospitality Properties Trust	1,500	33,495
ProLogis	1,000	11,780
Public Storage	800	77,632
Simon Property Group, Inc.	500	46,370
Tanger Factory Outlet Centers, Inc.	500	23,570
UDR, Inc.	4,000	84,480
Ventas, Inc.	700	36,099
Vornado Realty Trust	400	34,212
		1,154,397
Total North America (Cost $1,137,117)		1,154,397
TOTAL COMMON STOCKS (Cost $2,410,568)		2,490,941

WARRANTS - 0.0%
Asia-Pacific - 0.0%
Henderson Land Development Co. Ltd.^
Expiration: 6/01/2011, Strike Price: $58.00	800	231
TOTAL WARRANTS (Cost $0)		231

SHORT-TERM INVESTMENTS - 2.9%
North America - 2.9%
Fidelity Money Market Portfolio - Select Class
0.200%*	81,462	81,462
TOTAL SHORT-TERM INVESTMENTS (Cost $81,462)		81,462

TOTAL INVESTMENTS (Cost $2,492,030)(a) - 90.2%		$2,572,634
Other Assets in Excess of Liabilities - 9.8%		280,054
NET ASSETS - 100.0%		$2,852,688

Percentages are stated as a percent of net assets.
^ Non-income producing security.
* Variable rate security. The rate shown is the rate in effect at September 30, 2010.

(a) The cost basis of investments for federal tax purposes at September 30, 2010 was as follows@:

Cost of investments	$ 2,498,622
Gross unrealized appreciation		111,196
Gross unrealized depreciation		(37,184)
Net unrealized appreciation	$ 74,012

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at September 30, 2010

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$2,490,941	$-	$-	$2,490,941
Warrants	-	231	-	231
Short-Term Investments	81,462	-	-	81,462
Total Investments	$2,572,403	$231	$-	$2,572,634

(b) For detail of common stocks by geographic classification, please refer to the Schedule of Investments.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended September 30, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Global Real Estate Investments Fund

By (Signature and Title)* /s/ Andrew J. Duffy
                                                   Andrew J. Duffy, President

Date   November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Andrew J. Duffy
                                                    Andrew J. Duffy, President

Date November 22, 2010

By (Signature and Title)* /s/ Randy S. Lewis
                                                   Randy S. Lewis, Treasurer

Date November 18, 2010

* Print the name and title of each signing officer under his or her signature.